UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

Deutsche International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2014 (Unaudited)

Deutsche World Dividend Fund
(formerly DWS World Dividend Fund)
	Shares	Value ($)
Common Stocks 94.8%
Bermuda 2.9%
PartnerRe Ltd. (a) (Cost $6,514,415)	104,762	10,932,962
Canada 9.3%
Bank of Nova Scotia	58,155	3,947,403
Canadian Natural Resources Ltd.	306,128	13,344,581
Canadian Oil Sands Ltd.	739,122	15,787,730
Franco-Nevada Corp. (b)	41,263	2,334,585

(Cost $28,443,316)		35,414,299
Finland 1.4%
Sampo Oyj "A" (Cost $2,673,050)	107,240	5,325,270
France 3.1%
Air Liquide SA	36,869	4,693,228
Sanofi	67,906	7,124,675

(Cost $7,467,458)		11,817,903
Germany 2.6%
Wincor Nixdorf AG (Cost $10,031,056)	192,219	9,786,635
Hong Kong 4.1%
Jardine Matheson Holdings Ltd. (Cost $14,472,887)	261,285	15,657,823
Japan 1.3%
NTT DoCoMo, Inc. (Cost $4,649,308)	286,558	5,052,694
Netherlands 7.8%
Koninklijke Philips NV	238,134	7,329,283
Unilever NV (CVA)	383,633	15,793,201
Wolters Kluwer NV	246,235	6,799,721

(Cost $23,955,194)		29,922,205
Poland 1.2%
Powszechny Zaklad Ubezpieczen SA (Cost $2,979,179)	32,577	4,578,261
Switzerland 4.0%
Nestle SA (Registered)	69,274	5,142,631
Novartis AG (Registered)	68,394	5,970,071
Transocean Ltd. (a) (b)	104,913	4,232,190

(Cost $11,153,106)		15,344,892
United Kingdom 18.3%
BAE Systems PLC	596,174	4,302,681
British American Tobacco PLC	403,154	23,594,340
CNH Industrial NV (a)	880,166	8,106,329
Imperial Tobacco Group PLC	228,672	9,903,950
National Grid PLC	106,108	1,528,285
Pearson PLC	290,196	5,575,006
Smiths Group PLC	172,226	3,694,860
Tesco PLC	3,034,995	13,133,807

(Cost $63,381,151)		69,839,258
United States 38.8%
C.H. Robinson Worldwide, Inc.	255,689	17,248,780
Cisco Systems, Inc.	420,390	10,606,440
Coach, Inc.	340,301	11,760,802
ConocoPhillips	22,536	1,859,220
Diebold, Inc. (b)	176,425	6,647,694
Leucadia National Corp.	382,724	9,457,110
Microsoft Corp.	349,632	15,090,117
PepsiCo, Inc.	224,016	19,735,809
Procter & Gamble Co.	263,359	20,362,918
Staples, Inc. (b)	164,114	1,902,081
Stryker Corp.	46,593	3,716,724
UGI Corp.	352,394	17,105,205
Verizon Communications, Inc. (c) (d)	14,940	757,016
Verizon Communications, Inc. (c)	236,255	11,911,977

(Cost $123,621,817)		148,161,893

Total Common Stocks (Cost $299,341,937)		361,834,095
Securities Lending Collateral 2.4%
Daily Assets Fund Institutional, 0.10% (e) (f) (Cost $9,026,689)	9,026,689	9,026,689
Cash Equivalents 5.0%
Central Cash Management Fund, 0.06% (e) (Cost $19,062,521)	19,062,521	19,062,521

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $327,431,147) †	102.2	389,923,305
Other Assets and Liabilities, Net	(2.2)	(8,221,994)

Net Assets	100.0	381,701,311

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†
The cost for federal income tax purposes was $328,648,694.  At July 31, 2014, net unrealized appreciation for all securities based on tax cost was $61,274,611.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $69,407,464 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,132,853.

(a)	Listed on the New York Stock Exchange.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2014 amounted to $8,693,399, which is 2.3 of net assets.

(c)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(d)	Listed on the London Stock Exchange.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

CVA: Certificaten Van Aandelen (Certificate of Stock)

At July 31, 2014 the Deutsche World Dividend Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Consumer Staples	107,666,656	29.8%
Industrials	56,339,756	15.6%
Information Technology	42,130,886	11.6%
Energy	35,223,721	9.7%
Financials	34,241,006	9.5%
Consumer Discretionary	26,037,610	7.2%
Utilities	18,633,490	5.2%
Telecommunication Services	17,721,687	4.9%
Health Care	16,811,470	4.6%
Materials	7,027,813	1.9%
Total	361,834,095	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Bermuda	$10,932,962	$—	$—	$10,932,962
Canada	35,414,299	—	—	35,414,299
Finland	—	5,325,270	—	5,325,270
France	—	11,817,903	—	11,817,903
Germany	—	9,786,635	—	9,786,635
Hong Kong	—	15,657,823	—	15,657,823
Japan	—	5,052,694	—	5,052,694
Netherlands	—	29,922,205	—	29,922,205
Poland	—	4,578,261	—	4,578,261
Switzerland	4,232,190	11,112,702	—	15,344,892
United Kingdom	8,106,329	61,732,929	—	69,839,258
United States	147,404,877	757,016	—	148,161,893
Short-Term Investments (g)	28,089,210	—	—	28,089,210

Total	$234,179,867	$155,743,438	$—	$389,923,305

There have been no transfers between fair value measurement levels during the period ended July 31, 2014.

(g)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche World Dividend Fund, a series of Deutsche International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	9/22/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	9/22/2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	9/22/2014